Shareholders' Equity - Narrative (Details) - $ / shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Class of Stock [Line Items]
Stock repurchased (in shares)	3,339,530	4,065,837
Additional shares authorized to be repurchased (in shares)	4,627,231
Weighted average
Class of Stock [Line Items]
Weighted average cost of repurchased stock (in dollars per share)	$ 33.58	$ 30.46